SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Loss before tax expenses		$ (1,998,372)	$ (1,580,198)	$ (1,287,661)
Tax expenses at the Cayman Islands statutory income tax rate
Income taxes computed at Hong Kong Profits Tax rate		(329,731)	(260,732)	(212,464)
Tax allowance at the statutory tax rates		(9,968)	(1,008)	(6,401)
Tax effect on non-assessable income	[1]	(278)	(5,214)	(1,519)
Tax effect on non-deductible expenses		71,901	124,712	222,184
Tax effect on tax losses not recognized		273,043	147,013	5,336
Tax effect on utilization of tax losses		(4,967)	(4,771)
Tax effect on over-provision of income tax
Tax effect of two-tier tax rate				(3,568)
Income taxes				$ 3,568

[1]	Income that is not taxable mainly consisted of interest income for the year ended September 30, 2025 and government frants for the years ended September 30, 2024 and 2023, both of which are non-taxable under Hong Kong profits tax law.